SUBSEQUENT EVENTS - Transfer Amazonas GT (Details) - SPE Manaus Transmissora de Energia S.A. Sale - SPE Manaus Transmissora de Energia S.A. [Member]	Apr. 14, 2020 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest transferred (in percent)	49.50%
Consideration for transfer	R$ 232,000,000.00